Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Marketable securities current pledged with secured parties	¥ 17,521	¥ 15,437
Investment securities pledged with secured parties	¥ 930,882	¥ 832,984
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,261,058,781	1,271,230,341
Treasury stock, common stock shares	40,898,841	20,483,474